Cost of sales (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Cost of Goods Sold And Services Rendered [Abstract]
Disclosure major items of cost of sales
	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024

Personnel expenses	2,892	2,874	2,859
Network Costs	9,478	9,032	7,869
Cost of Hardware / Software	4,598	4,419	4,327
Power Costs	6,490	5,593	4,623
	23,458	21,918	19,678